EAGLE FAMILY OF FUNDS
880 Carillon Parkway
Saint Petersburg, Florida 33716
800.421.4184

January 15, 2015

EDGAR FILING

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Re: Eagle Growth & Income Fund (the “Trust”)
File Nos. 033-07559 and 811-04767

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I hereby certify that the definitive form of statutory prospectus and statement of additional information used with respect to Eagle Growth & Income Fund does not differ from that contained in Post-Effective Amendment No. 48 to its Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission. If you have any questions or comments concerning the foregoing, please call me at (727) 567-6141.

Very truly yours,

/s/ Daniel R. Dzbinski

Daniel R. Dzibinski
Secretary, Eagle Family of Funds

cc: Richard J. Rossi
Susan L. Walzer
Eagle Asset Management, Inc.

Kathy Kresch Ingber
K&L Gates LLP